UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Iron Horse Capital Management, L.P.
Address:        535 Madison Avenue - 35th Floor
                New York, NY 10022

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald J. Cavataio
Title:     Chief Financial Officer
Phone:     2121-396-5930
Signature, Place and Date of Signing:

/s/ Gerald J. Cavataio          New York, NY      February 13, 2006
----------------------          ------------      -----------------
[Signature]                     [City, State]     [Date]


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT. (Check here if all holdings of
                this reporting manager are reported in this report).

[  ]        13F NOTICE. (Check here if no holdings reported are in
                this report, and all holdings are reported by other reporting manager(s).)

[  ]        13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    235,053

                                                                FORM 13F INFORMATION TABLE
                              TITLE
                                OF                   VALUE     SHARES/  SH/  PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS       CUSIP     x($1000)  PRN AMT   PRN  CALL DISCRETN MANAGERS   SOLE   SHARED    NONE
--------------------------   --------  -----------  --------- -------   ---- ---  -------- -------- --------- -------- ------
AMERICAN STANDARD COMPANIES     COM     029712106     7,035    176,100   SH         SOLE            176,100     0        0
ANADARKO PETE CORP COM          COM     032511107     4,141     43,700   SH         SOLE             43,700     0        0
ASPEN INSURANCE HLDGS LTD       COM     G05384105     7,539    318,500   SH         SOLE            318,500     0        0
AUTOLIV INC COM                 COM     052800109     3,861     85,000   SH         SOLE             85,000     0        0
BEST BUY INC COM                COM     086516101     7,331    168,600   SH         SOLE            168,600     0        0
BRINKS CO COM                   COM     109696104     7,436    155,200   SH         SOLE            155,200     0        0
CENTEX CORP COM                 COM     152312104     6,570     91,900   SH         SOLE             91,900     0        0
CERIDIAN CP                     COM     156779100     4,023    161,900   SH         SOLE            161,900     0        0
CHESAPEAKE ENERGY CORP          COM     165167107     6,933    218,500   SH         SOLE            218,500     0        0
FEDERATED DEPT. STORES INC      COM     31410H101     8,099    122,100   SH         SOLE            122,100     0        0
FIRST DATA CORP                 COM     319963104    10,649    247,600   SH         SOLE            247,600     0        0
FMC CORP COM                    COM     302491303     3,206     60,300   SH         SOLE             60,300     0        0
FOREST OIL CORP                 COM     346091705     7,082    155,400   SH         SOLE            155,400     0        0
FRSCLE SEMICND                  COM     35687M206     4,903    194,800   SH         SOLE            194,800     0        0
G & K SVCS INC                  COM     361268105     5,311    135,323   SH         SOLE            135,323     0        0
GAP INC                         COM     364760108     6,421    364,000   SH         SOLE            364,000     0        0
GRACO INC                       COM     384109104     3,283     90,000   SH         SOLE             90,000     0        0
HARRAHS ENTMT INC               COM     413619107     9,325    130,800   SH         SOLE            130,800     0        0
HUGHES SUPPLY INC               COM     444482103     5,392    150,400   SH         SOLE            150,400     0        0
INTEL CORP                      COM     458140100     5,436    217,800   SH         SOLE            217,800     0        0
JOHN NUVEEN CO                  COM     67090F106    10,067    236,200   SH         SOLE            236,200     0        0
KNIGHT CAPITAL GROUP INC        COM     499005106     3,435    347,300   SH         SOLE            347,300     0        0
MAVERICK TUBE CORP              COM     577914104     2,539     63,700   SH         SOLE             63,700     0        0
MCCORMICK & CO INC              COM     579780206     7,885    255,000   SH         SOLE            255,000     0        0
MERRILL LYNCH & CO INC          COM     590188108     7,430    109,700   SH         SOLE            109,700     0        0
MICROSOFT CORP                  COM     594918104     5,531    211,500   SH         SOLE            211,500     0        0
MOHAWK INDS INC                 COM     608190104     4,506     51,800   SH         SOLE             51,800     0        0
MOLSON COORS BREWING            COM     60871R209     6,799    101,500   SH         SOLE            101,500     0        0
MORGAN STANLEY & CO             COM     617446448     3,410     60,100   SH         SOLE             60,100     0        0
NOBLE ENERGY INC                COM     655044105     3,526     87,500   SH         SOLE             87,500     0        0
NTL INC                         COM     62940M104     4,994     73,353   SH         SOLE             73,353     0        0
REGAL BELOIT CORP               COM     758750103     5,345    151,000   SH         SOLE            151,000     0        0
SAGA COMMUNICATIONS INC         COM     786598102     2,322    213,600   SH         SOLE            213,600     0        0
SPRINT NEXTEL CORP              COM     852061100    11,713    501,400   SH         SOLE            501,400     0        0
STEELCASE INC                   COM     858155203     7,293    460,700   SH         SOLE            460,700     0        0
TELEWEST GLOBAL                 COM     87956T107     3,182    133,600   SH         SOLE            133,600     0        0
VIACOM INC                      COM     925524308    10,403    319,100   SH         SOLE            319,100     0        0
WENDYS INTL INC                 COM     950590109     7,455    134,900   SH         SOLE            134,900     0        0
WHIRLPOOL CORP                  COM     963320106     3,242     38,700   SH         SOLE             38,700     0        0
                                                    235,053
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